Critical Accounting Judgements, Estimates and Key Sources of Assumption Uncertainty (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Deferred income tax assets	$ 2,483	$ 2,047
Goodwill	$ 2,774